Supplemental Items - Additional Information (Detail) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 17	$ 14
General and administrative expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 26	$ 30